Expense Example - FidelityEnhancedETFs-ComboPro - FidelityEnhancedETFs-ComboPro - Fidelity Enhanced International ETF - Fidelity Enhanced International ETF	Oct. 30, 2024 USD ($)
Expense Example:
1 year	$ 30
3 years	93
5 years	163
10 years	$ 368